Financial Instruments and Risk Management (Narratives) (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [Line Items]
Amount annual additional deductible cumulative	$ 6	$ 6
LIBOR-based debt mature after the expected end date	30	$ 30
Number of shares sold | shares		147
Consideration received after sale of stock		$ 293
Financial asset at amortized cost	$ 0	$ 0	$ 66			$ 53
Hedging ratio	1:1	1:1
Hedged instruments amount	230	230		109	110
Average interest discount on debenture		2.50%	2.60%
Israel, New Shekels
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		1.50%	1.60%
Euro Member Countries, Euro
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		1.20%	1.40%
Brazil, Brazil Real
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		13.00%
China, Yuan Renminbi
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		4.00%	5.10%
Current Assets [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Financial asset at amortized cost			$ 74
Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
LIBOR-based debt	$ 150	$ 150